SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 2003

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

12-01    GF     8500     7.1518       8.38	       Weeden & Co.
12-03   " "    10000     7.1606       8.52              " "
12-04   " "     9000     7.1500       8.51		  " "
12-05   " "    10000     7.0524       8.49		  " "
12-08   " "     8000     7.1000       8.44              " "
12-09   " "    10000     7.0819       8.46              " "
12-10   " "     9000     6.9940       8.43              " "
12-11   " "      400     7.0000       8.40              " "
12-12   " "    10000     7.0000       8.55              " "
12-15   " "     9000     7.1200       8.55              " "
12-16   " "     7100     7.0055       8.50              " "
12-17   " "     9000     7.0000       8.48              " "
12-18   " "     7000     6.9924       8.48              " "
12-19   " "     7100     7.0300       8.45              " "
12-22   " "     8300     7.0995       8.52              " "
12-23   " "    10000     7.0960       8.54              " "
12-24   " "     5000     7.0880       8.57              " "
12-26   " "     5800     7.1238       8.56              " "
12-29   " "     8000     7.1440       8.64              " "
12-30   " "    10000     7.2074       8.66              " "




The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          1/2/04